Supplement to the
Transportation Portfolio
April 29, 2017
As Revised July 28, 2017
Summary Prospectus

Effective December 18, 2017, the redemption fee for Transportation Portfolio has been removed.

TRN-SUM-17-01 1.9886550.100	November 17, 2017